Financial risk management, objectives and policies (Details Narrative) S/ in Thousands	12 Months Ended
	Dec. 31, 2018 PEN (S/) Number	Dec. 31, 2017 PEN (S/) Number	Dec. 31, 2016 PEN (S/)
Disclosure of financial assets [line items]
Financial instrument, at fair value	S/ 26,883	S/ 21,206	S/ 657
Customer 6 [Member] | Trade Receivables [Member]
Disclosure of financial assets [line items]
Number of customer | Number	6
Trade receivable	S/ 3,000
Percentage of entity's	33.00%
Customer 7 [Member] | Trade Receivables [Member]
Disclosure of financial assets [line items]
Number of customer | Number		7
Trade receivable		S/ 3,000
Percentage of entity's		42.00%
Customer 28 [Member] | Trade Receivables [Member]
Disclosure of financial assets [line items]
Number of customer | Number	28
Trade receivable	S/ 700
Percentage of entity's	70.00%
Customer 27 [Member] | Trade Receivables [Member]
Disclosure of financial assets [line items]
Number of customer | Number		27
Trade receivable		S/ 700
Percentage of entity's		73.00%